Consolidated Statements of Changes in Unitholders' Capital - USD ($)	12 Months Ended			108 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Unitholders Capital	$ 10,486,576
Income (loss)	(1,933,297)	$ (974,951)	$ (1,767,503)
Unitholders' distribution				$ (28,976,252)
Unitholders Capital	6,620,800	10,486,576		6,620,800
Beneficial Owners -Trading Class A [Member] | Limited Partner [Member]
Unitholders Capital	$ 9,156,293	$ 13,569,363	$ 21,106,894
Unitholders Capital (in Shares)	135,669	190,458	274,403
Income (loss)	$ (1,185,579)	$ (970,141)	$ (1,498,416)
Transfers from Class A to Class B			$ (10,854)
Transfers from Class A to Class B (in Shares)			(156)
Unitholders redemptions	$ (1,533,585)	$ (3,442,929)	$ (6,028,261)
Unitholders redemptions (in Shares)	(24,857)	(54,789)	(83,789)
Unitholders Capital	$ 6,437,129	$ 9,156,293	$ 13,569,363	$ 6,437,129
Unitholders Capital (in Shares)	110,812	135,669	190,458	110,812
Beneficial Owners - Trading Class B [Member] | Limited Partner [Member]
Unitholders Capital	$ 77,713	$ 359,349	$ 675,323
Unitholders Capital (in Shares)	1,021	4,564	8,103
Income (loss)	$ (9,030)	$ (29,039)	$ (29,187)
Transfers from Class A to Class B			$ 10,854
Transfers from Class A to Class B (in Shares)			142
Unitholders redemptions	$ (4,847)	$ (252,597)	$ (297,641)
Unitholders redemptions (in Shares)	(66)	(3,543)	(3,681)
Unitholders Capital	$ 63,836	$ 77,713	$ 359,349	$ 63,836
Unitholders Capital (in Shares)	955	1,021	4,564	955
Beneficial Owners - Trading Class C [Member] | Limited Partner [Member]
Unitholders Capital	$ 0	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0
Income (loss)	$ 20,020
Unitholders' contributions	$ 500,000
Unitholders' contributions (in Shares)	6,569
Unitholders redemptions	$ (520,020)
Unitholders redemptions (in Shares)	(6,569)
Unitholders Capital	$ 0	$ 0	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0	0
Managing Owners - Trading Class A [Member] | General Partner [Member]
Unitholders Capital	$ 36,107	$ 38,117	$ 41,153
Unitholders Capital (in Shares)	535	535	535
Income (loss)	$ (5,028)	$ (2,010)	$ (3,036)
Unitholders Capital	$ 31,079	$ 36,107	$ 38,117	$ 31,079
Unitholders Capital (in Shares)	535	535	535	535
Unitholders' Capital - Trading [Member]
Unitholders Capital	$ 9,270,113	$ 13,966,829	$ 21,823,370
Unitholders Capital (in Shares)	137,225	195,557	283,041
Income (loss)	$ (1,179,617)	$ (1,001,190)	$ (1,530,639)
Unitholders' contributions	$ 500,000
Unitholders' contributions (in Shares)	6,569
Transfers from Class A to Class B (in Shares)			(14)
Unitholders redemptions	$ (2,058,452)	$ (3,695,526)	$ (6,325,902)
Unitholders redemptions (in Shares)	(31,492)	(58,332)	(87,470)
Unitholders Capital	$ 6,532,044	$ 9,270,113	$ 13,966,829	$ 6,532,044
Unitholders Capital (in Shares)	112,302	137,225	195,557	112,302
Noncontrolling Interest [Member]
Unitholders Capital	$ 0	$ 0	$ 0
Unitholders Capital (in Shares)	0	0	0
Income (loss)	$ (11,244)
Unitholders' contributions	100,000
Unitholders Capital	$ 88,756	$ 0	$ 0	$ 88,756
Unitholders Capital (in Shares)	0	0	0	0
Participating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	$ 61,804	$ 89,652	$ 149,728
Unitholders Capital (in Shares)	115,497	171,234	237,663
Income (loss)	$ (36,957)	$ (592)	$ (22,145)
Unitholders redemptions	$ (5,632)	$ (27,256)	$ (37,931)
Unitholders redemptions (in Shares)	(21,106)	(55,737)	(66,429)
Unitholders' distribution	$ (19,215)
Unitholders' distribution (in Shares)	(94,391)
Unitholders Capital	$ 0	$ 61,804	$ 89,652	$ 0
Unitholders Capital (in Shares)	0	115,497	171,234	0
Nonparticipating Owners - LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Unitholders Capital	$ 1,154,659	$ 1,100,572	$ 1,277,360
Unitholders Capital (in Shares)	2,157,791	2,102,054	2,035,625
Income (loss)	$ (716,723)	$ 26,831	$ (214,719)
Unitholders redemptions	$ 5,632	$ 27,256	$ 37,931
Unitholders redemptions (in Shares)	21,106	55,737	66,429
Unitholders' distribution	$ (443,568)
Unitholders' distribution (in Shares)	(2,178,897)
Unitholders Capital	$ 0	$ 1,154,659	$ 1,100,572	$ 0
Unitholders Capital (in Shares)	0	2,157,791	2,102,054	0
Unitholders' Capital - LLC Equity/Non-Trading [Member]
Unitholders Capital	$ 1,216,463	$ 1,190,224	$ 1,427,088
Unitholders Capital (in Shares)	2,273,288	2,273,288	2,273,288
Income (loss)	$ (753,680)	$ 26,239	$ (236,864)
Unitholders' distribution	$ (462,783)
Unitholders' distribution (in Shares)	(2,273,288)
Net asset value per unit at December 31, 2014 (in Dollars per share)	$ 0.54
Net change per unit (in Dollars per share)	(0.54)
Net asset value per unit at December 31, 2015 (in Dollars per share)	$ 0	$ 0.54		$ 0
Unitholders Capital	$ 0	$ 1,216,463	$ 1,190,224	$ 0
Unitholders Capital (in Shares)	0	2,273,288	2,273,288	0
Capital Unit, Class A [Member]
Net asset value per unit at December 31, 2014 (in Dollars per share)	$ 67.49
Net change per unit (in Dollars per share)	(9.40)
Net asset value per unit at December 31, 2015 (in Dollars per share)	58.09	$ 67.49		$ 58.09
Capital Unit, Class B [Member]
Net asset value per unit at December 31, 2014 (in Dollars per share)	76.11
Net change per unit (in Dollars per share)	(9.27)
Net asset value per unit at December 31, 2015 (in Dollars per share)	66.84	76.11		66.84
Capital Unit, Class C [Member]
Net asset value per unit at December 31, 2014 (in Dollars per share)	0
Net change per unit (in Dollars per share)	0
Net asset value per unit at December 31, 2015 (in Dollars per share)	$ 0	$ 0		$ 0